Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2010
Registrant Name	dei_EntityRegistrantName	FRONTEGRA FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001014913
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 1, 2011
Frontegra SAM Global Equity Fund (Prospectus Summary) | Frontegra SAM Global Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSGLX

Frontegra SAM Global Equity Fund (Prospectus Summary) | Frontegra SAM Global Equity Fund
SUMMARY SECTION
Investment Objective.
The investment objective of the Frontegra SAM Global
Equity Fund (the "Fund") is long-term growth of capital.

Fees and Expenses of the Fund.
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment) NONE
Shareholder Fees	Frontegra SAM Global Equity Fund Institutional Class
Redemption Fee (as a percentage of amount redeemed, if applicable) (a service fee of $15 will be imposed for shares redeemed by wire)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Frontegra SAM Global Equity Fund Institutional Class
Management Fees		0.80%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.89%
Total Annual Fund Operating Expenses		1.69%
Fee Waiver	[2]	(0.49%)
Total Annual Fund Operating Expenses After Fee Waiver		1.20%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc., the Fund's investment adviser ("Frontegra"), and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 1.20% of the Fund's average daily net assets. The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example.
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.
The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Frontegra SAM Global Equity Fund Institutional Class	122	434	823	1,913

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During its most recent fiscal year, the Fund's predecessor, the SAM Sustainable
Global Active Fund (the "SAM Fund"), had a portfolio turnover rate of 88% of the average value of its portfolio.

Principal Investment Strategy.
Under normal circumstances, the Fund invests at least 80% of its net assets
(including any borrowings for investment purposes) in a non-diversified portfolio of equity and equity-related securities issued by U.S. and non-U.S. companies that combine their market and financial strategy with a high level of environmental awareness and a clearly defined social policy ("Sustainable Issuers").  As part of its principal investment strategy, the Fund may invest in securities of foreign companies, including emerging markets companies, and companies with medium and small market capitalizations, including micro-cap stocks.

Principal Investment Risks.
Market Risks.  The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline.  If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Foreign Securities Risks.  The Fund's foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Emerging Markets Risks.  The risks of foreign investments typically are greater in emerging markets due to factors such as smaller securities markets and lower trading volumes, less developed legal and accounting structures, substantial influence by an emerging market country's government over the private sector and potential high levels of inflation, deflation or currency devaluations.

Non-Diversification Risks.  The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified.  Gains or losses on a single stock may have greater impact on the
Fund than for other funds that invest in a greater number of companies.

Sustainability Investment Criteria Risks.  The Fund's sustainability investment criteria may limit the number of investment opportunities available to the Fund.
The Fund's returns may be less than those funds that are not subject to such investment considerations.  Companies that promote sustainability goals may not perform as well as companies that do not pursue such goals.

Currency Risks.  The value of the Fund's foreign securities as measured in U.S.
dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Small- and Medium-Capitalization Company Risks.  Small-capitalization and medium-capitalization companies are often more volatile and less liquid than larger companies.  Securities of these companies may be subject to greater and more abrupt price fluctuations and be more susceptible to market pressures and business failures.  The Fund may invest in small-capitalization companies whose securities may be traded only in the over-the-counter market or on a regional exchange, and may not trade with the frequency or volume typical of trading on a national exchange.

Micro-Capitalization Company Risks.  Micro-capitalization companies are generally even more volatile and less liquid relative to small-capitalization, medium-capitalization and large capitalization securities.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Predecessor Performance.
The Fund is a newly created mutual fund that was organized to acquire the assets and liabilities of the SAM Fund in exchange for Institutional Class shares of the Fund.  Accordingly, the Fund is the successor to the SAM Fund, and the following return information was derived from the performance records of the SAM Fund.
The Fund has investment objectives, strategies and policies virtually identical to the SAM Fund, which was advised by Sustainable Asset Management USA, Inc.
("SAM"), the current sub-adviser to the Fund.

The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows the changes in the SAM Fund's performance before taxes for the past year, while the table compares the average annual total returns of the SAM Fund to a broad measure of market performance.
Please keep in mind that past performance (before and after taxes) does not necessarily represent how the Fund will perform in the future.  Updated performance data will be available on the Company's website at www.frontegra.com or by calling toll-free to 1-888-825-2100.

Calendar Year Total Returns

The SAM Fund's return from January 1, 2011 through March 31, 2011 was 5.03%.

                      Best and Worst Quarterly Performance
                        (during the periods shown above)

                           Best                Worst
                           Quarter             Quarter
                           Return              Return
                           13.44%             (11.55)%
                     (3rd quarter, 2010) (2nd quarter, 2010)

The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Frontegra SAM Global Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Return Before Taxes	13.52%	25.97%	Jun 18, 2009
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	11.64%	22.43%	Jun 18, 2009
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.81%	20.14%	Jun 18, 2009
MSCI World Index	MSCI World Index (reflects no deductions for fees, expense or taxes)	11.76%	21.38%	Jun 18, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 1, 2011
Frontegra SAM Global Equity Fund (Prospectus Summary) | Frontegra SAM Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Frontegra SAM Global
Equity Fund (the "Fund") is long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) NONE
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During its most recent fiscal year, the Fund's predecessor, the SAM Sustainable
Global Active Fund (the "SAM Fund"), had a portfolio turnover rate of 88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.
The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets
(including any borrowings for investment purposes) in a non-diversified portfolio of equity and equity-related securities issued by U.S. and non-U.S. companies that combine their market and financial strategy with a high level of environmental awareness and a clearly defined social policy ("Sustainable Issuers").  As part of its principal investment strategy, the Fund may invest in securities of foreign companies, including emerging markets companies, and companies with medium and small market capitalizations, including micro-cap stocks.

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
Market Risks.  The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline.  If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Foreign Securities Risks.  The Fund's foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Emerging Markets Risks.  The risks of foreign investments typically are greater in emerging markets due to factors such as smaller securities markets and lower trading volumes, less developed legal and accounting structures, substantial influence by an emerging market country's government over the private sector and potential high levels of inflation, deflation or currency devaluations.

Non-Diversification Risks.  The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified.  Gains or losses on a single stock may have greater impact on the
Fund than for other funds that invest in a greater number of companies.

Sustainability Investment Criteria Risks.  The Fund's sustainability investment criteria may limit the number of investment opportunities available to the Fund.
The Fund's returns may be less than those funds that are not subject to such investment considerations.  Companies that promote sustainability goals may not perform as well as companies that do not pursue such goals.

Currency Risks.  The value of the Fund's foreign securities as measured in U.S.
dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Small- and Medium-Capitalization Company Risks.  Small-capitalization and medium-capitalization companies are often more volatile and less liquid than larger companies.  Securities of these companies may be subject to greater and more abrupt price fluctuations and be more susceptible to market pressures and business failures.  The Fund may invest in small-capitalization companies whose securities may be traded only in the over-the-counter market or on a regional exchange, and may not trade with the frequency or volume typical of trading on a national exchange.

Micro-Capitalization Company Risks.  Micro-capitalization companies are generally even more volatile and less liquid relative to small-capitalization, medium-capitalization and large capitalization securities.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified. Gains or losses on a single stock may have greater impact on the Fund than for other funds that invest in a greater number of companies.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Predecessor Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund is a newly created mutual fund that was organized to acquire the assets and liabilities of the SAM Fund in exchange for Institutional Class shares of the Fund.  Accordingly, the Fund is the successor to the SAM Fund, and the following return information was derived from the performance records of the SAM Fund.
The Fund has investment objectives, strategies and policies virtually identical to the SAM Fund, which was advised by Sustainable Asset Management USA, Inc.
("SAM"), the current sub-adviser to the Fund.

The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows the changes in the SAM Fund's performance before taxes for the past year, while the table compares the average annual total returns of the SAM Fund to a broad measure of market performance.
Please keep in mind that past performance (before and after taxes) does not necessarily represent how the Fund will perform in the future.  Updated performance data will be available on the Company's website at www.frontegra.com or by calling toll-free to 1-888-825-2100.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the changes in the SAM Fund's performance before taxes for the past year, while the table compares the average annual total returns of the SAM Fund to a broad measure of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is a newly created mutual fund that was organized to acquire the assets and liabilities of the SAM Fund in exchange for Institutional Class shares of the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-825-2100
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.frontegra.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that past performance (before and after taxes) does not necessarily represent how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
The SAM Fund's return from January 1, 2011 through March 31, 2011 was 5.03%.

                      Best and Worst Quarterly Performance
                        (during the periods shown above)

                           Best                Worst
                           Quarter             Quarter
                           Return              Return
                           13.44%             (11.55)%
                     (3rd quarter, 2010) (2nd quarter, 2010)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Frontegra SAM Global Equity Fund (Prospectus Summary) | Frontegra SAM Global Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Year to Date Return, Label	rr_YearToDateReturnLabel	The SAM Fund's return from January 1, 2011 through March 31, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.55%)
Frontegra SAM Global Equity Fund | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deductions for fees, expense or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 18, 2009
Frontegra SAM Global Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable) (a service fee of $15 will be imposed for shares redeemed by wire)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.89%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	823
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,913
Annual Return 2010	rr_AnnualReturn2010	13.52%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 18, 2009
Frontegra SAM Global Equity Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 18, 2009
Frontegra SAM Global Equity Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 18, 2009

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc., the Fund's investment adviser ("Frontegra"), and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 1.20% of the Fund's average daily net assets. The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.